Employee Benefit Plan, Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Plan Termination [Line Items]
EBP, Plan termination [Text Block]	Plan Termination
Although it has not expressed any intent to do so, the Company by action of its Board of Directors reserves the right to terminate the Plan at any time. In the event of Plan termination, participants shall become 100% vested in their accounts.